Revenue	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Revenue	Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the services are delivered to clients:

	2024 £’000	2023 £’000	2022 £’000
United Kingdom	£247,598	£309,365	£270,844
North America	241,652	258,112	228,112
Europe	191,206	182,551	138,005
RoW	60,300	44,705	17,796
Total	£740,756	£794,733	£654,757
As at 30 June 2024 revenues generated from clients in the United States of America were £241.1 million (30 June 2023: £257.3 million) and they are included in the North American market.

The Group’s revenue by industry sector is as follows:

	2024 £’000	2023 £’000	2022 £’000
Payments and Financial Services	£351,956	£416,007	£331,842
TMT	169,227	173,927	163,534
Other	219,573	204,799	159,381
Total	£740,756	£794,733	£654,757
The Group’s revenue by contract type is as follows:

	2024 £’000	2023 £’000	2022 £’000
Time and materials contracts	£613,331	£646,237	£522,857
Fixed price contracts	127,425	148,496	131,900
Total	£740,756	£794,733	£654,757

As at 30 June 2024, the undiscounted aggregate transaction value of revenue that has not been recognised relating to unsatisfied performance obligations was £149.2 million (30 June 2023: £104.1 million). This relates to fixed price contracts with forward contractual commitments. This revenue is expected to be recognised over the following time periods:

	2024 £’000	2023 £'000

Less than 1 year	79,288	64,838
1 to 2 years	33,867	17,758
2 to 3 years	18,014	11,823
More than 3 years	18,033	9,682
Total	£149,202	£104,101
The Company applies a practical expedient and does not disclose the value of unsatisfied performance obligations for contracts for which it recognises revenues at the amount to which it has the right to invoice for services provided.
Revenue recognised in the year ended 30 June 2024 relating to performance obligations that were satisfied, or partially satisfied, in previous years was not material.